Prepayments, Other Receivables and Other Assets - Summary of Prepayments, Other Receivables and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
VAT recoverable	$ 3,542
Prepayments	431
Prepayments Other Receivable and Other Assets
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Interest receivable	80	$ 516
Other receivables	264	1,044
Income tax refund	4,267
Prepaid income tax		7,210
VAT recoverable	1,941	4,206
Prepayments	3,455	3,801
Total	$ 10,007	$ 16,777